Trade payables and other current liabilities - Disclosure of Other Current Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Tax liabilities	€ 382	€ 358
Payroll tax and other payroll liabilities	5,517	6,237
Other payables	276	260
Other current liabilities	€ 6,175	€ 6,855